Income Taxes (Schedule of Changes in Valuation Allowance) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Abstract]
Balance at beginning of year	¥ 62,834	¥ 59,072	¥ 50,188
Additions		3,762	8,884
Reductions	7,312
Balance at end of year	¥ 55,522	¥ 62,834	¥ 59,072